Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Accounting Policies [Abstract]
Cash	$ 3,889	$ 30,514	$ 253,100
Cash insured fdic amount		250,000
Amount exceeding fdic insured limits	$ 0	$ 0	$ 3,100
Operating lease right-of-use asset				$ 124,524
Operating lease liabilities				132,485
Deferred rent liability				$ 7,960